Financial liabilities at fair value through profit or loss - financial liabilities at fair value through profit or loss (Details) - EUR (€) € in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure of fair value measurement of liabilities [abstract]
Trading liabilities	€ 37,220	€ 39,088
Non-trading derivatives	2,019	3,048
Designated at fair value through profit or loss	55,400	50,883
Financial liabilities	€ 94,638	€ 93,019